Stock Options, Stock Purchase Plan and Warrants - Status of Our Stock Options and Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock options, beginning balance	5,777,712	4,779,670	5,470,544
Weighted average exercise price, beginning balance	$ 1.02	$ 0.87	$ 0.87
Stock options, granted	416,000	1,298,000	519,000
Stock options, exercised	(438,998)	(197,209)	(382,500)
Stock options, cancelled	(28,916)	(102,749)	(827,374)
Stock options, ending balance	5,725,798	5,777,712	4,779,670
Stock options, exercisable, ending balance	4,205,173
Weighted average exercise price, granted	$ 3.66	$ 1.64	$ 1.39
Weighted average exercise price, exercised	$ 0.85	$ 1.02	$ 0.95
Weighted average exercise price, cancelled	$ 1.47	$ 1.60	$ 1.15
Weighted average exercise price, ending balance	$ 1.22	$ 1.02	$ 0.87
Weighted average exercise price, exercisable, ending balance	$ 0.89